13. FINANCIAL INSTRUMENTS (Details 3) R$ in Thousands	Dec. 31, 2018 BRL (R$)
USD
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	R$ (475,909)
USD | Foreign exchange exposure
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(3,551,954)
USD | Cash flow hedge accounting
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	2,076,045
USD | Net foreign exchange exposure
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(1,475,909)
USD | Perpetual bonds
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	1,000,000
USD | Borrowings and financing
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(4,116,508)
USD | Trade payables
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(175,404)
USD | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(3,529)
USD | Total liabilities
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(4,295,441)
USD | Cash and cash equivalents overseas
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	376,581
USD | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	358,283
USD | Other assets
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	8,623
USD | Total assets
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	743,487
Euro
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(552)
Euro | Foreign exchange exposure
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(48,552)
Euro | Net Investment hedge accounting
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	48
Euro | Net foreign exchange exposure
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(552)
Euro | Borrowings and financing
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(48,791)
Euro | Trade payables
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(7,946)
Euro | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(920)
Euro | Total liabilities
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	(57,657)
Euro | Cash and cash equivalents overseas
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	3,387
Euro | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	1,124
Euro | Other assets
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	4,594
Euro | Total assets
Disclosure of detailed information about financial instruments [line items]
Foreign exchange exposure	R$ 9,105